Shareholder Report, Average Annual Return (Details)	1 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Thornburg Core Plus Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			1.98%
Thornburg Multi Sector Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
Thornburg International Equity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		3.04%
Thornburg International Growth ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.32%)
Bloomberg U.S. Aggregate Total Return Value Index USD
Average Annual Return [Line Items]
Average Annual Return, Percent			1.94%
Bloomberg U.S. Universal Total Return Index Value Unhedged
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
MSCI EAFE Net Total Return USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.43%
MSCI EAFE Growth Net Total Return USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.51%